June 1, 2011

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Variable Trust (the "Trust")

Wells Fargo Advantage VT Opportunity Fund

  (the “Fund”)   No. 333-174536

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests class identifiers as follows:

For the Wells Fargo Advantage VT Opportunity Fund new class identifier for Class 1 shares;

which were registered electronically via EDGAR in  a Form N-14 filing by the Trust dated May 26, 2011 with accession number 0001081402-11-000005.  This filing is being made solely for the purpose of obtaining identifiers for the Class 1 shares of Wells Fargo Advantage VT Opportunity Fund.

If you have any questions or would like further information, please call me at (617) 210-3662.

Very truly yours,

/s/ Brian Montana

Brian Montana

Senior Counsel